Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risk and Uncertainties
The Plan offers a number of investment options including the GE Vernova Stock Fund and a variety of investment funds. Investment securities in general are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur (including in the near term) and that such changes could materially affect participant account balances and amounts reported in the statement of net assets available for plan benefits.
The Plan’s exposure to a concentration of credit risk is limited by the opportunity to diversify investments across multiple participant-directed fund elections, including active and passively managed funds covering multiple asset classes. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the GE Vernova Stock Fund which does, and the GE Stock Fund which did, primarily invest in a single security.
As of December 31, 2025 and 2024, each of the following investments represent more than 10% of the fair value of the Plan's total investments.

	2025	2024
	(in thousands)

GE Vernova Common Stock	$1,091,993	$ ***
State Street Target Retirement Income Fund	989,926	—
State Street Target Retirement 2030 Fund	1,179,583	—
State Street Target Retirement 2035 Fund	1,169,859	—
SSGA U.S. Core Equity Fund	—	1,079,303
U.S. Large-Cap Equity Index Fund	—	1,234,512
Russell 1000 Index Non-Lendable Fund	—	1,094,298
*** Investment did not exceed more than 10% of fair value of total investments.